Intangible assets (Details) - USD ($)		12 Months Ended
	Dec. 06, 2024	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Goodwill and Other [Abstract]
Intangible assets business allocated purchase price	$ 155,000
Assets estimated life	4 years
Impairment expense		$ 113,021
Amortization expense		$ 38,750	$ 3,229